Long-term Debt	6 Months Ended
Jun. 30, 2016
Long-term Debt [Abstract]
Long-term Debt:
10.      Long-term Debt:
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:
	December 31, 2015	June 30, 2016
Secured Credit Facilities - Drybulk Segment	218,185	213,667
Less: Deferred financing costs	(636)	(152)
Total debt	217,549	213,515
Less: Current portion	(217,549)	(213,515)
Long-term portion	$-	$-

Term bank loans and credit facilities
The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity until March 2020. Interest rates on the outstanding loans as at June 30, 2016, are based on LIBOR plus a margin.
On March 31, 2016, the shares of the shareholders of the vessel owning companies of the vessels Rangiroa, Fakarava and Negonego were delivered to their new owners who also assumed the respective outstanding amount of the loan associated with the vessels, which had a balance of $102,070, as of that date.
The aggregate available undrawn amounts under the Company's facilities at December 31, 2015 and June 30, 2016, were $30,000 and $58,250, respectively.
The weighted-average interest rates on the above outstanding debt were 5.95% for the six-month period ended June 30, 2015 and 3.41% for the six-month period ended June 30, 2016.
The above loans are secured by a first priority mortgage over the Company's vessels, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation and pledges of the shares of capital stock of certain of the Company's subsidiaries. The loans contain covenants that restrict, without the bank's prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgages of vessels and changes in the general nature of the Company's business. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above a certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit DryShips' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.
As of June 30, 2016, the Company was in breach of certain financial covenants while five bank facilities have matured and the Company has not made the final balloon installments nor any other payments to date. Accordingly, the respective lenders have declared an event of default. For the remaining bank facilities, the Company has elected to suspend principal repayments and interest payments. These events of default may result in the lenders requiring immediate repayment of the loans. As a result of this and of the cross default provisions contained in all of the Company's bank loan agreements, and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of the amounts outstanding under its bank loans that were in breach as of June 30, 2016, amounting to $213,667, as current at June 30, 2016.
Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the six-month periods ended June 30, 2015 and 2016, amounted to $153,632, and $4,976, respectively. These amounts net of capitalized interest are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.
The annual principal payments required to be made after June 30, 2016, including balloon payments, totaling $213,667, are as follows:

Due through June 30, 2017	$213,667
Total principal payments	213,667
Less: Deferred financing costs	(152)
Total debt	$213,515